Right-of-use asset and lease liability (Details 2) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Right-of-use Asset And Lease Liability [Abstract]
2026	R$ 67,373
2027	46,574
2028	31,574
2029	15,032
2030	15,086
After 2029	231,713
Undiscounted amounts	407,352
Imputed interest	(136,348)
Lease liabilities balance	R$ 271,004